UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2004

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron Sohn
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron Sohn   Beverly Hills, California	November 12, 2004

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  294913

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----
Adobe Systems         COM   00724F101    11,022   222,800   SH   NA  SOLE  NA  SOLE
Agilent               COM   00846U101     4,603   213,392   SH   NA  SOLE  NA  SOLE
American Express      COM   025816109    13,110   254,770   SH   NA  SOLE  NA  SOLE
Automatic Data Proc'g COM   053015103     7,181   173,800   SH   NA  SOLE  NA  SOLE
Baxter International  COM   071813109     7,722   240,100   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway B  COM   084670207    15,386     5,359   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway    COM   084670108       347         4   SH   NA  SOLE  NA  SOLE
Block H&R             COM   093671105    10,867   219,900   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM   191216100     9,978   249,150   SH   NA  SOLE  NA  SOLE
Dell Inc.             COM   24702R101    12,969   364,300   SH   NA  SOLE  NA  SOLE
Gillette              COM   375766102    13,607   326,000   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM   38141G104    11,823   126,800   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM   427866108    14,228   304,600   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM   478160104    12,829   227,740   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM   580135101    12,266   437,600   SH   NA  SOLE  NA  SOLE
Medtronic Inc.        COM   585055106     8,937   172,200   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM   589331107     6,704   203,160   SH   NA  SOLE  NA  SOLE
Microsoft Corp.       COM   594918104    10,565   382,100   SH   NA  SOLE  NA  SOLE
Moody's Corporation   COM   615369105     8,145   111,200   SH   NA  SOLE  NA  SOLE
Morgan Stanley        COM   617446448     8,489   172,200   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM   654106103    15,019   190,600   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM   681919106     6,415    87,800   SH   NA  SOLE  NA  SOLE
Oracle                COM   68389X105     9,706   860,500   SH   NA  SOLE  NA  SOLE
Patterson Companies   COM   703395103     8,827   115,300   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM   713448108    11,773   242,000   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM   717081103     6,111   199,700   SH   NA  SOLE  NA  SOLE
Stryker Corp.         COM   863667101    11,270   234,400   SH   NA  SOLE  NA  SOLE
Symantec Corp.        COM   871503108     6,007   109,450   SH   NA  SOLE  NA  SOLE
Wal-Mart Stores       COM   931142103     7,778   146,200   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM   982526105    11,227   177,340   SH   NA  SOLE  NA  SOLE
